New World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9422
Fax (213) 486 9455
E-mail: vpc@capgroup.com

Vincent P. Corti
Secretary



                                                              January 5, 2005


Document Control
Division of Investment Management
Securities and Exchange
Commission Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:      New World Fund, Inc.
         File Nos.  33-67455 and 811-9105

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 12/30/04 of Registrant's Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Vincent P. Corti
                                             Vincent P. Corti
                                             Secretary



cc:   Laura Hatch